Note 15 Hedged items in fair value hedges (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income		€ 59,002	€ 62,205	€ 65,374	[1]
Debt securities at fair value through other comprehensive income	[2]	57,526	60,963	64,150	[1],[3]
Financial assets at amortised cost		(502,400)	(451,732)	(414,421)	[4],[5]
Debt Securities at amortized cost		(59,014)	(49,462)	(36,639)	[4],[5],[6],[7]
Loans and advances at amortized cost		(443,386)	(402,270)	(377,782)	[5]
Financial liabilities at amortised cost		(584,339)	(557,589)	(529,172)	[5],[8]
Debt instruments issued at amortised cost		69,867	68,707	55,429	[5],[8]
Deposits at amortized cost		(496,720)	(473,835)	€ (459,662)	[5]
Carrying amount [member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income		10,449	11,308
Debt securities at fair value through other comprehensive income		10,449	11,308
Loans and advances at fair value through Other Comprehensive Income		0	0
Financial assets at amortised cost		(3,003)	(3,248)
Debt Securities at amortized cost		(2,232)	(2,304)
Loans and advances at amortized cost		(771)	(944)
Financial liabilities at amortised cost		(45,613)	(47,180)
Debt instruments issued at amortised cost		42,521	37,916
Deposits at amortized cost		(3,092)	(9,263)
Carrying amount [member] | Interest rate [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income		10,446	11,308
Debt Securities at amortized cost		(2,232)	(2,304)
Loans and advances at amortized cost		(757)	(944)
Debt instruments issued at amortised cost		42,521	37,915
Deposits at amortized cost		(3,092)	(9,258)
Carrying amount [member] | Foreign exchange and gold [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income		2	0
Loans and advances at fair value through Other Comprehensive Income		0	0
Debt Securities at amortized cost		0	0
Loans and advances at amortized cost		(14)	0
Debt instruments issued at amortised cost		0	1
Deposits at amortized cost		0	(5)
Carrying amount [member] | Other [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income		0	0
Loans and advances at fair value through Other Comprehensive Income		0	0
Hedge adjustments included in the carrying amount of assets and liabilities [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income	[9]	409	652
Debt securities at fair value through other comprehensive income	[9]	409	652
Loans and advances at fair value through Other Comprehensive Income	[9]	0	0
Financial assets at amortised cost	[9]	(16)	(114)
Debt Securities at amortized cost	[9]	(48)	(119)
Loans and advances at amortized cost	[9]	(32)	5
Financial liabilities at amortised cost	[9]	(96)	(509)
Debt instruments issued at amortised cost	[9]	172	600
Deposits at amortized cost	[9]	(75)	91
Hedge adjustments included in the carrying amount of assets and liabilities [Member] | Interest rate [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income	[9]	409	652
Debt Securities at amortized cost	[9]	(48)	(119)
Loans and advances at amortized cost	[9]	(32)	5
Debt instruments issued at amortised cost	[9]	172	600
Deposits at amortized cost	[9]	(75)	(91)
Hedge adjustments included in the carrying amount of assets and liabilities [Member] | Foreign exchange and gold [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income	[9]	0	0
Loans and advances at fair value through Other Comprehensive Income	[9]	0	0
Debt Securities at amortized cost	[9]	0	0
Loans and advances at amortized cost	[9]	0	0
Debt instruments issued at amortised cost	[9]	0	0
Deposits at amortized cost	[9]	0	0
Hedge adjustments included in the carrying amount of assets and liabilities [Member] | Other [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income	[9]	0	0
Loans and advances at fair value through Other Comprehensive Income	[9]	0	0
Remaining adjustments for discontinued micro hedges including hedges of net positions [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income	[9]	155	172
Debt securities at fair value through other comprehensive income	[9]	155	172
Financial assets at amortised cost	[9]	(519)	(685)
Debt Securities at amortized cost	[9]	(519)	(685)
Financial liabilities at amortised cost	[9]	(1)	0
Debt instruments issued at amortised cost	[9]	1
Remaining adjustments for discontinued micro hedges including hedges of net positions [Member] | Interest rate [Member]
Hedged items in fair value hedges [Line Items]
Debt securities at fair value through other comprehensive income	[9]	155	172
Debt Securities at amortized cost	[9]	(519)	(685)
Debt instruments issued at amortised cost	[9]	1
Hedged items in portfolio hedge of interest rate risk [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income		0	0
Financial assets at amortised cost		(753)	(936)
Debt Securities at amortized cost		0	0
Loans and advances at amortized cost		(753)	(936)
Financial liabilities at amortised cost		0	0
Hedged items in portfolio hedge of interest rate risk [Member] | Interest rate [Member]
Hedged items in fair value hedges [Line Items]
Debt Securities at amortized cost		0	0
Loans and advances at amortized cost		(753)	(936)
Recognized inefectiveness in profit or loss [Member]
Hedged items in fair value hedges [Line Items]
Financial assets at fair value through other comprehensive income		16	5
Financial assets at amortised cost		(2)	(14)
Financial liabilities at amortised cost		€ (5)	€ (20)

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[2]	(1) During financial years 2024 and 2023, there have been no significant reclassifications from the heading “Financial assets at fair value through other comprehensive income” to other headings or from other headings to “Financial assets at fair value through other comprehensive income”. In 2022, it includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 in 2022 (see Note 1.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3)
[4]	(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Note 1.3).
[5]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[6]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[7]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[8]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
[9]	(1) The balance of discontinued hedges is not significant.